RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Disclosure of Information About Key Management Personnel
The remuneration of key management which
includes
directors and management personnel responsible for planning, directing, and controlling the activities of the Company during the period was as follows:

	Twelve months ended Dec 31,
	2025	2024
Short-term compensation (1)	$5,950	$6,034
Share-based payments (2)	32,397	24,747
Consulting fees (3)	130	130
	$38,477	$30,911
(1)
Short-term compensation to key management personnel for the twelve months ended December 31, 2025 amounted to $5,950 (2024 - $6,034) of which $5,488 (2024 - $6,034) was expensed and included in salaries, benefits, and directors’ fees on the statement of net loss and comprehensive loss and $462 (2024 - nil) was capitalized to exploration and evaluation assets.
(2)
Share-based payments to key management personnel for the twelve months ended December 31, 2025 amounted to $32,397 (2024 - $24,747) of which $30,486 (2024 - $24,747) was expensed and $1,911 (2024 -

nil) was capitalized to exploration and evaluation assets.
(3)
Consulting fees were expensed and included in professional fees and insurance on the statement of net loss and comprehensive loss and relate to services from a company associated with one of its directors in relation to advice on corporate matters.